Note 35 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
35.	EVENTS AFTER THE REPORTING PERIOD

Arosuco (Presumed Profit)

In
April 2016,
Arosuco (subsidiary of Ambev) received a tax assessment regarding the use of the “ Presumed Profit” Method for the calculation of income tax and the social contribution on net profit method instead of Real Profit method. In
September, 2017,
Arosuco was notified of the unfavorable
first
level administrative decision and filed Voluntary Appeal. In
January 2019,
the case was judged by the Lower Administrative Court, which ruled favorably to the Company by majority of votes. The Company is waiting to be notified of such decision to analyze the applicable appeals. Arosuco management estimates the amount of possible losses in relation to this assessment in
December 31, 2018
to be approximately
R$645.1
million (
R$616.1
billion as of
December 31, 2017).

PIS / COFINS on subsidies

Since
2015,
Ambev has been receiving tax assessments issued by the Brazilian federal tax authorities, relating to amounts allegedly due under Integration Programme/Social Security Financing Levy (PIS/COFINS) over bonus products granted to its customers. These cases are now being discussed at the relevant judicial and administrative Courts. In
January 2019,
three
cases were judged by the Lower Administrative Court, which ruled favorably to the Company by majority of votes in all three
cases. Ambev is waiting to be notified of such decisions to analyze the applicable appeals. Ambev management estimates the possible losses related to these assessments to be approximately
R$4.0
billion (
R$3.1
billion as of
31
December 2017).